LEASES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Right of use assets	$ 52,636	$ 67,455	$ 77,001
Cost of sales [member]
Statement [Line Items]
Right of use assets	43,284	57,785	64,434
Distribution cost [Member]
Statement [Line Items]
Right of use assets	2,291	1,664	1,792
Administrative expenses [member]
Statement [Line Items]
Right of use assets	$ 7,061	$ 8,006	$ 10,775